PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.7%
Corporate Bonds
Aerospace & Defense 2.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	1,381	$1,376,585
Sr. Unsec’d. Notes	3.250	02/01/28	1,100	1,080,287

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	12/15/26	594	592,905
				3,049,777
Agriculture 2.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	690	684,904
Gtd. Notes	3.557	08/15/27	498	493,389

Bunge Ltd. Finance Corp., Gtd. Notes	4.200	09/17/29	707	707,975
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.125	10/23/30	170	169,807
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	400	415,437
Philip Morris International, Inc., Sr. Unsec’d. Notes(k)	4.375	11/01/27	1,396	1,408,074
				3,879,586
Airlines 0.9%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	682	686,586
Southwest Airlines Co., Sr. Unsec’d. Notes	4.375	11/15/28	175	174,934
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	498	497,226
				1,358,746
Apparel 0.5%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700	10/07/30	755	751,885
Auto Manufacturers 2.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	1,089	1,074,610
Sr. Unsec’d. Notes	4.271	01/09/27	500	497,508

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	10/15/28	1,188	1,132,430
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.275	06/24/27	498	506,078
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.750	11/13/28	648	655,180
				3,865,806
Banks 22.2%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	640	646,494
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	594	584,787
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	3,171	3,020,436

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	1,004	997,484

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350%(ff)	04/27/85	750	$774,674
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	570	572,093
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	595	615,219
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	393	387,415
Sr. Unsec’d. Notes	4.503(ff)	09/11/31	845	850,280
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	1,870	1,916,950

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	498	519,009
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	2.552(ff)	01/07/28	1,085	1,064,568
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.640(ff)	02/24/28	987	969,304
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	1,930	1,932,248

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.619(ff)	11/06/31	1,815	1,826,892
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	690	724,781
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	2,874	2,956,523
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	690	721,618

KeyCorp, Sr. Unsec’d. Notes, MTN	4.100	04/30/28	410	410,043
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.527(ff)	09/12/31	320	322,196
Morgan Stanley,
Sr. Unsec’d. Notes	6.296(ff)	10/18/28	1,389	1,443,467
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	1,581	1,486,041
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	1,573	1,544,666

Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes	4.204(ff)	11/17/28	1,310	1,312,549
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	685	701,000
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.660(ff)	07/08/31	640	649,102
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	6.350(ff)	10/31/85	200	201,206
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	1,387	1,399,606
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	1,004	1,063,292
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	1,573	1,534,728
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	1,092	1,126,672
				34,275,343
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750	01/23/29	975	997,163
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	267	264,198
				1,261,361

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.9%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200%	02/21/27	707	$691,763
Sr. Unsec’d. Notes	5.150	03/02/28	690	706,060
				1,397,823
Building Materials 1.2%
Amrize Finance US LLC, Gtd. Notes, 144A	4.700	04/07/28	707	715,882
Lennox International, Inc., Gtd. Notes	5.500	09/15/28	458	474,212
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	651	646,890
				1,836,984
Chemicals 2.7%
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	707	710,081
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	707	701,761
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	827	838,088
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	393	387,736
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	825	788,606
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	707	711,695
				4,137,967
Commercial Services 1.5%
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/15/25	506	505,607
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	11/15/30	810	812,597
Quanta Services, Inc., Sr. Unsec’d. Notes	4.300	08/09/28	500	502,791
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.500	08/15/30	425	428,658
				2,249,653
Computers 1.6%
CGI, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.950	03/14/30	707	717,818
Dell International LLC/EMC Corp., Gtd. Notes	4.500	02/15/31	520	519,683
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	466	462,002
Leidos, Inc., Gtd. Notes	4.375	05/15/30	707	707,296
				2,406,799
Diversified Financial Services 2.3%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	907	904,983

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312%(ff)	06/08/29	690	$724,280
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	690	707,508

Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.329	01/22/27	950	931,450
Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	361	357,746
				3,625,967
Electric 8.3%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	498	500,490
Alliant Energy Finance LLC, Gtd. Notes, 144A	1.400	03/15/26	314	310,654
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	385	397,635
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26	393	387,747
Dominion Energy, Inc.,
Sr. Unsec’d. Notes	4.600	05/15/28	410	415,097
Sr. Unsec’d. Notes	5.000	06/15/30	385	396,665

DTE Energy Co., Sr. Unsec’d. Notes	5.100	03/01/29	690	708,848
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	594	587,749
Duke Energy Florida LLC, First Mortgage	4.200	12/01/30	285	285,815
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	500	513,630
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	707	700,739
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.200	04/01/28	498	508,982
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	393	380,053
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	506	501,273
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.685	09/01/27	289	292,101
NorthWestern Corp., First Mortgage, 144A	5.073	03/21/30	285	293,380
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	4.734	10/15/30	210	209,519
Oncor Electric Delivery Co. LLC, Sec’d. Notes	4.650	11/01/29	385	392,755
Pacific Gas & Electric Co., First Mortgage	3.150	01/01/26	355	354,055
PacifiCorp, First Mortgage	5.100	02/15/29	690	703,410
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	498	485,427
Sr. Unsec’d. Notes	5.400	08/01/26	385	387,504

Southern California Edison Co., First Mortgage	5.300	03/01/28	707	720,940
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	996	985,082

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.700%	01/30/27	707	$701,389
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	731	709,243
				12,830,182
Electrical Components & Equipment 0.3%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	4.750	04/30/28	498	503,924
Electronics 1.0%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	506	502,834
Honeywell International, Inc., Sr. Unsec’d. Notes	1.100	03/01/27	787	760,765
TD SYNNEX Corp., Sr. Unsec’d. Notes	4.300	01/17/29	320	319,935
				1,583,534
Engineering & Construction 0.3%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	498	525,559
Foods 1.7%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	594	571,752
Kroger Co. (The), Sr. Unsec’d. Notes	8.000	09/15/29	300	339,010
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30	979	1,003,236
Smithfield Foods, Inc., Gtd. Notes, 144A	5.200	04/01/29	651	660,890
				2,574,888
Gas 0.7%
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	498	513,931
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	506	496,530
				1,010,461
Healthcare-Products 1.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes	1.915	02/01/27	470	457,896
Sr. Unsec’d. Notes	4.450	02/15/29	600	602,575

Solventum Corp., Gtd. Notes	5.400	03/01/29	338	349,568
Stryker Corp., Sr. Unsec’d. Notes	1.950	06/15/30	385	350,265
				1,760,304
Healthcare-Services 2.2%
Ascension Health, Sr. Unsec’d. Notes, Series 2025	4.294	11/15/30	300	302,179

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cigna Group (The), Sr. Unsec’d. Notes	2.400%	03/15/30	795	$738,826
CommonSpirit Health, Sr. Unsec’d. Notes	4.352	09/01/30	190	190,276
Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	506	507,456
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	795	800,984
Sr. Unsec’d. Notes	4.400	06/15/28	891	901,673
				3,441,394
Home Builders 0.9%
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	707	711,281
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	707	711,129
				1,422,410
Insurance 2.1%
Brown & Brown, Inc., Sr. Unsec’d. Notes	4.600	12/23/26	410	411,726
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	330	330,990
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	707	726,262

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	4.625	04/29/30	506	507,337
Lincoln Financial Global Funding, Sec’d. Notes, 144A	4.625	08/18/30	270	271,565
Northwestern Mutual Global Funding, Sec’d. Notes, 144A	1.750	01/11/27	466	455,123
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	498	514,241
				3,217,244
Internet 1.9%
Amazon.com, Inc., Sr. Unsec’d. Notes	3.900	11/20/28	1,500	1,506,044
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	517	557,986
Meta Platforms, Inc., Sr. Unsec’d. Notes	4.200	11/15/30	850	856,047
				2,920,077
Iron/Steel 1.0%
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	594	538,635
Steel Dynamics, Inc., Sr. Unsec’d. Notes	4.000	12/15/28	950	947,716
				1,486,351

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.9%
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	3.050%	02/14/27	848	$836,691
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.375	07/15/27	570	574,413
				1,411,104
Lodging 0.7%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	04/23/30	360	376,743
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	707	701,552
				1,078,295
Machinery-Diversified 0.8%
CNH Industrial Capital LLC, Gtd. Notes	5.500	01/12/29	707	732,652
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	498	494,875
				1,227,527
Media 0.2%
Comcast Corp., Gtd. Notes, 144A	5.168	01/15/37	392	390,812
Mining 0.5%
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	385	415,173
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.875	03/14/30	385	395,726
				810,899
Miscellaneous Manufacturing 0.4%
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	580	570,174
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	506	497,847
Gtd. Notes	3.276	12/01/28	209	202,176
				700,023
Oil & Gas 3.4%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28	648	667,602
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27	1,000	1,000,531
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	707	706,952
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	393	389,806
Gtd. Notes	5.150	01/30/30	385	396,256
EOG Resources, Inc.,
Sr. Unsec’d. Notes	4.400	07/15/28	498	503,629
Sr. Unsec’d. Notes	4.400	01/15/31	135	135,717

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.000%	08/01/27	385	$392,032
Phillips 66 Co., Gtd. Notes	3.750	03/01/28	361	358,600
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	650	687,545
				5,238,670
Oil & Gas Services 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	11/15/29	353	363,905
Packaging & Containers 1.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	405	408,900
Berry Global, Inc., Sr. Sec’d. Notes	5.500	04/15/28	690	710,027
Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	723	714,392
				1,833,319
Pharmaceuticals 3.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	393	389,416
Sr. Unsec’d. Notes	3.200	11/21/29	795	771,412

Cardinal Health, Inc., Sr. Unsec’d. Notes	4.500	09/15/30	610	615,598
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	410	364,421
Sr. Unsec’d. Notes	3.000	08/15/26	979	970,681

McKesson Corp., Sr. Unsec’d. Notes	1.300	08/15/26	506	496,479
Pfizer, Inc., Sr. Unsec’d. Notes	3.875	11/15/27	770	771,566
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	201	200,201
Viatris, Inc., Gtd. Notes	2.700	06/22/30	493	449,319
				5,029,093
Pipelines 5.5%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	385	393,944
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	787	773,176
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29	385	397,239
Gtd. Notes	5.900	11/15/26	707	717,916

Energy Transfer LP, Sr. Unsec’d. Notes	6.400	12/01/30	975	1,058,287
Enterprise Products Operating LLC,
Gtd. Notes	4.300	06/20/28	707	712,788
Gtd. Notes, Series E	5.250(ff)	08/16/77	498	497,119
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	393	390,497
Sr. Unsec’d. Notes	4.250	12/01/27	707	708,646

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes	5.550%	11/01/26	498	$503,649
Gtd. Notes	5.650	11/01/28	594	617,532

Targa Resources Corp., Gtd. Notes	4.350	01/15/29	260	260,903
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.250	12/01/26	282	290,144
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	353	354,173
Sr. Unsec’d. Notes	6.350	01/15/29	385	406,042

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	385	386,216
				8,468,271
Real Estate 0.4%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	648	646,637
Real Estate Investment Trusts (REITs) 7.7%
American Tower Corp., Sr. Unsec’d. Notes	5.800	11/15/28	385	402,144
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes	4.350	12/01/30	500	502,489
Sr. Unsec’d. Notes, MTN	2.900	10/15/26	707	700,507
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	361	345,897
Sr. Unsec’d. Notes	3.900	03/15/27	273	272,112

COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	65	64,756
Cousins Properties LP, Gtd. Notes	5.250	07/15/30	498	510,244
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	626	593,668
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	498	507,379
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	945	899,123
Invitation Homes Operating Partnership LP, Gtd. Notes	5.450	08/15/30	335	348,982
Kimco Realty OP LLC,
Gtd. Notes	2.800	10/01/26	707	700,107
Gtd. Notes	3.800	04/01/27	393	392,295

Lineage OP LP, Gtd. Notes, 144A	5.250	07/15/30	707	717,928
Prologis LP, Sr. Unsec’d. Notes	1.750	07/01/30	594	534,947
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	626	599,929
Sr. Unsec’d. Notes	4.700	12/15/28	594	605,342

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	731	695,172
Ventas Realty LP, Gtd. Notes	3.250	10/15/26	707	701,745
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	353	353,166
Gtd. Notes, 144A	5.750	02/01/27	498	503,787

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Welltower OP LLC, Gtd. Notes	4.500%	07/01/30	845	$855,844
				11,807,563
Retail 0.9%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	707	701,354
AutoNation, Inc.,
Sr. Unsec’d. Notes	2.400	08/01/31	498	439,108
Sr. Unsec’d. Notes	4.450	01/15/29	295	295,855
				1,436,317
Semiconductors 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	707	700,604
Broadcom, Inc., Gtd. Notes	2.450	02/15/31	803	738,771
Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.500	01/25/31	410	426,161
				1,865,536
Software 1.5%
Fiserv, Inc., Sr. Unsec’d. Notes	3.500	07/01/29	1,000	967,328
Oracle Corp.,
Sr. Unsec’d. Notes	1.650	03/25/26	594	588,734
Sr. Unsec’d. Notes	2.300	03/25/28	795	758,166
				2,314,228
Telecommunications 3.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	594	589,362
Sr. Unsec’d. Notes	2.300	06/01/27	795	774,953

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	05/23/29	498	504,258
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29	594	604,706
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	891	886,954
Gtd. Notes	4.850	01/15/29	1,092	1,116,693

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.450	03/20/26	1,100	1,098,725
				5,575,651
Transportation 0.4%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.900	12/01/26	651	643,718
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200	04/01/27	458	457,770

Total Long-Term Investments (cost $148,155,743)				149,243,537

PGIM Corporate Bond 0-5 Year ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $4,584,519)(wb)	4,584,519	$4,584,519

TOTAL INVESTMENTS 99.7% (cost $152,740,262)		153,828,056
Other assets in excess of liabilities(z) 0.3%		422,581

Net Assets 100.0%		$154,250,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
21	2 Year U.S. Treasury Notes	Mar. 2026	$4,386,047	$3,242
Short Positions:
13	5 Year U.S. Treasury Notes	Mar. 2026	1,426,953	(330)
4	10 Year U.S. Treasury Notes	Mar. 2026	453,375	(68)
5	10 Year U.S. Ultra Treasury Notes	Mar. 2026	581,016	(4,218)
3	20 Year U.S. Treasury Bonds	Mar. 2026	352,313	(3,067)
				(7,683)
				$(4,441)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).